Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co. (The)	1,708,952	$556,708,203
BWX Technologies Inc.	232,588	14,439,063
General Dynamics Corp.	56,974	10,047,365
HEICO Corp.	128,060	14,618,049
HEICO Corp., Class A	241,573	21,628,031
Hexcel Corp.(a)	250,628	18,373,539
Huntington Ingalls Industries Inc.	101,756	25,528,545
L3Harris Technologies Inc.	358,916	71,018,709
Lockheed Martin Corp.	798,153	310,784,815
Northrop Grumman Corp.	510,529	175,606,660
Raytheon Co.	560,334	123,127,793
Spirit AeroSystems Holdings Inc., Class A	294,229	21,443,410
TransDigm Group Inc.	129,022	72,252,320

		1,435,576,502

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	327,246	25,590,637
Expeditors International of Washington Inc.	388,898	30,341,822
United Parcel Service Inc., Class B	2,253,748	263,823,741
XPO Logistics Inc.(a)(b)	175,801	14,011,340

		333,767,540

Airlines — 0.2%
Alaska Air Group Inc.	183,532	12,434,293
American Airlines Group Inc.	111,490	3,197,533
Delta Air Lines Inc.	372,940	21,809,531
JetBlue Airways Corp.(a)(b)	57,591	1,078,103
Southwest Airlines Co.	904,955	48,849,471
United Airlines Holdings Inc.(b)	159,719	14,069,647

		101,438,578

Auto Components — 0.0%
Aptiv PLC	59,848	5,683,765

Automobiles — 0.4%
Tesla Inc.(a)(b)	458,674	191,877,094

Banks — 0.1%
CIT Group Inc.	24,576	1,121,403
Comerica Inc.	20,739	1,488,023
First Republic Bank/CA	100,415	11,793,742
Prosperity Bancshares Inc.	31,971	2,298,395
Signature Bank/New York NY	81,008	11,066,503
SVB Financial Group(a)(b)	12,329	3,095,072
Synovus Financial Corp.	22,866	896,347
Western Alliance Bancorp.	24,374	1,389,318

		33,148,803

Beverages — 2.2%
Brown-Forman Corp., Class A	135,123	8,481,671
Brown-Forman Corp., Class B, NVS(a)	522,504	35,321,270
Coca-Cola Co. (The)	8,441,099	467,214,830
Monster Beverage Corp.(b)	1,230,500	78,198,275
PepsiCo Inc.	3,798,988	519,207,690

		1,108,423,736

Biotechnology — 3.1%
AbbVie Inc.	4,774,192	422,706,960
Agios Pharmaceuticals Inc.(a)(b)	28,036	1,338,719
Alexion Pharmaceuticals Inc.(b)	519,722	56,207,934
Alnylam Pharmaceuticals Inc.(a)(b)	288,587	33,236,565
Amgen Inc.	1,780,888	429,318,670
Biogen Inc.(a)(b)	198,809	58,992,594

Security	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical Inc.(a)(b)	579,014	$48,955,634
Exact Sciences Corp.(a)(b)	453,858	41,972,788
Exelixis Inc.(b)	409,895	7,222,350
Gilead Sciences Inc.	597,418	38,820,222
Incyte Corp.(b)	575,342	50,238,863
Ionis Pharmaceuticals Inc.(b)	418,205	25,263,764
Moderna Inc.(a)(b)	616,456	12,057,879
Neurocrine Biosciences Inc.(a)(b)	287,818	30,937,557
Regeneron Pharmaceuticals Inc.(a)(b)	55,060	20,673,929
Sage Therapeutics Inc.(a)(b)	170,046	12,275,621
Sarepta Therapeutics Inc.(a)(b)	230,090	29,690,813
Seattle Genetics Inc.(a)(b)	372,796	42,595,671
Vertex Pharmaceuticals Inc.(a)(b)	827,000	181,071,650

		1,543,578,183

Building Products — 0.2%
Allegion PLC	222,207	27,673,660
AO Smith Corp.	71,411	3,402,020
Armstrong World Industries Inc.	160,706	15,101,543
Fortune Brands Home & Security Inc.	149,986	9,800,085
Lennox International Inc.	101,867	24,852,492

		80,829,800

Capital Markets — 1.6%
Ameriprise Financial Inc.	54,974	9,157,569
Cboe Global Markets Inc.	91,221	10,946,520
Charles Schwab Corp. (The)	2,218,652	105,519,089
E*TRADE Financial Corp.	131,023	5,944,513
Evercore Inc., Class A	38,834	2,903,230
FactSet Research Systems Inc.	121,986	32,728,844
Interactive Brokers Group Inc., Class A(a)	72,178	3,364,938
Intercontinental Exchange Inc.	705,603	65,303,558
Lazard Ltd., Class A	111,433	4,452,863
LPL Financial Holdings Inc.	257,484	23,752,899
MarketAxess Holdings Inc.	117,471	44,534,431
Moody’s Corp.	530,355	125,911,580
Morningstar Inc.	66,158	10,010,367
MSCI Inc.	265,793	68,622,437
Raymond James Financial Inc.	92,901	8,310,923
S&P Global Inc.	793,648	216,705,586
SEI Investments Co.	188,293	12,329,426
T Rowe Price Group Inc.	207,870	25,326,881
TD Ameritrade Holding Corp.	747,217	37,136,685
Virtu Financial Inc., Class A	56,627	905,466

		813,867,805

Chemicals — 0.9%
Air Products & Chemicals Inc.	99,499	23,381,270
Axalta Coating Systems Ltd.(b)	217,248	6,604,339
CF Industries Holdings Inc.	68,579	3,273,961
Ecolab Inc.	813,947	157,083,632
Element Solutions Inc.(a)(b)	234,473	2,738,645
NewMarket Corp.	20,190	9,822,839
PPG Industries Inc.	248,588	33,184,012
RPM International Inc.	68,370	5,248,081
Scotts Miracle-Gro Co. (The)	130,369	13,842,580
Sherwin-Williams Co. (The)	267,339	156,003,000
WR Grace & Co.	188,700	13,180,695

		424,363,054

Commercial Services & Supplies — 0.6%
Cintas Corp.	269,927	72,631,957
Copart Inc.(b)	646,506	58,793,256

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(a)(b)	396,670	$18,667,290
KAR Auction Services Inc.	365,495	7,964,136
Republic Services Inc.	43,474	3,896,575
Rollins Inc.	466,825	15,479,917
Waste Management Inc.	1,071,014	122,052,755

		299,485,886

Communications Equipment — 1.6%
Arista Networks Inc.(a)(b)	192,635	39,181,959
Cisco Systems Inc.	13,833,830	663,470,487
F5 Networks Inc.(b)	180,551	25,213,947
Motorola Solutions Inc.	407,081	65,597,032
Ubiquiti Inc.(a)	26,720	5,049,546

		798,512,971

Construction & Engineering — 0.0%
Quanta Services Inc.	103,850	4,227,733

Construction Materials — 0.2%
Eagle Materials Inc.	116,133	10,528,618
Martin Marietta Materials Inc.	62,765	17,551,605
Vulcan Materials Co.	390,682	56,254,301

		84,334,524

Consumer Finance — 0.4%
American Express Co.	1,206,579	150,207,020
Credit Acceptance Corp.(a)(b)	30,460	13,473,372
Discover Financial Services	352,206	29,874,113
Synchrony Financial	563,163	20,279,499

		213,834,004

Containers & Packaging — 0.3%
AptarGroup Inc.	80,232	9,276,424
Avery Dennison Corp.	250,994	32,835,035
Ball Corp.	1,038,944	67,188,509
Berry Global Group Inc.(b)	171,998	8,168,185
Crown Holdings Inc.(b)	246,724	17,897,359
Sealed Air Corp.	23,680	943,174

		136,308,686

Distributors — 0.1%
LKQ Corp.(b)	139,878	4,993,645
Pool Corp.	125,795	26,716,342

		31,709,987

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	182,434	27,418,006
Grand Canyon Education Inc.(a)(b)	18,437	1,766,080
H&R Block Inc.	78,116	1,834,164
Service Corp. International/U.S.	213,391	9,822,388
ServiceMaster Global Holdings Inc.(a)(b)	78,193	3,022,941

		43,863,579

Diversified Financial Services — 0.0%
Voya Financial Inc.	36,887	2,249,369

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(b)	718,334	24,890,273

Electrical Equipment — 0.4%
Acuity Brands Inc.(a)	36,496	5,036,448
AMETEK Inc.	584,526	58,300,623
Emerson Electric Co.	176,799	13,482,692
Hubbell Inc.	98,595	14,574,313
Rockwell Automation Inc.	370,411	75,071,198

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)(b)	205,605	$11,075,941

		177,541,215

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A(a)	940,705	101,812,502
CDW Corp./DE	458,522	65,495,283
Cognex Corp.(a)	532,437	29,837,770
Corning Inc.	761,239	22,159,667
Dolby Laboratories Inc., Class A	26,341	1,812,261
FLIR Systems Inc.	27,019	1,406,879
IPG Photonics Corp.(a)(b)	4,759	689,674
Jabil Inc.	102,190	4,223,513
Keysight Technologies Inc.(a)(b)	606,258	62,220,259
National Instruments Corp.	22,651	959,043
Trimble Inc.(b)	149,241	6,221,857
Zebra Technologies Corp., Class A(b)	170,657	43,592,624

		340,431,332

Entertainment — 1.4%
Activision Blizzard Inc.	131,445	7,810,462
Electronic Arts Inc.(b)	845,655	90,916,369
Live Nation Entertainment Inc.(b)	409,552	29,270,682
Madison Square Garden Co. (The), Class A(a)(b)	3,758	1,105,566
Netflix Inc.(b)	1,359,816	439,995,663
Roku Inc.(a)(b)	277,281	37,127,926
Spotify Technology SA(a)(b)	381,507	57,054,372
Take-Two Interactive Software Inc.(b)	170,709	20,899,903
World Wrestling Entertainment Inc., Class A(a)	136,999	8,887,125
Zynga Inc., Class A(a)(b)	671,062	4,106,899

		697,174,967

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Homes 4 Rent, Class A	371,084	9,726,112
American Tower Corp.	1,417,714	325,819,031
Americold Realty Trust	625,079	21,915,270
Brookfield Property REIT Inc., Class A	208,560	3,846,889
Colony Capital Inc.	83,626	397,223
CoreSite Realty Corp.	95,397	10,695,912
Crown Castle International Corp.	1,337,459	190,119,797
Equinix Inc.	274,127	160,007,930
Equity LifeStyle Properties Inc.	551,876	38,846,552
Extra Space Storage Inc.	326,441	34,478,698
Iron Mountain Inc.	116,448	3,711,198
Lamar Advertising Co., Class A	276,556	24,685,389
Outfront Media Inc.	87,522	2,347,340
Public Storage	361,853	77,060,215
SBA Communications Corp.	363,189	87,524,917
Simon Property Group Inc.	877,671	130,737,872
Sun Communities Inc.	71,392	10,715,939
UDR Inc.	58,033	2,710,141

		1,135,346,425

Food & Staples Retailing — 1.1%
Casey’s General Stores Inc.	29,452	4,682,574
Costco Wholesale Corp.	1,418,566	416,944,919
Grocery Outlet Holding Corp.(b)	16,192	525,430
Sprouts Farmers Market Inc.(b)	200,679	3,883,139
Sysco Corp.	1,536,960	131,471,558

		557,507,620

Food Products — 0.3%
Campbell Soup Co.	312,542	15,445,826
Hershey Co. (The)	407,804	59,939,032
Kellogg Co.	307,707	21,281,016

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Lamb Weston Holdings Inc.	126,689	$10,899,055
McCormick & Co. Inc./MD, NVS	257,600	43,722,448
Pilgrim’s Pride Corp.(a)(b)	59,177	1,935,975
Post Holdings Inc.(a)(b)	97,161	10,600,265
TreeHouse Foods Inc.(a)(b)	29,835	1,446,997

		165,270,614

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	2,406,408	209,020,599
ABIOMED Inc.(a)(b)	140,859	24,029,137
Align Technology Inc.(b)	250,886	70,007,229
Baxter International Inc.	733,773	61,358,098
Becton Dickinson and Co.	74,394	20,232,936
Boston Scientific Corp.(b)	4,479,285	202,553,268
Cantel Medical Corp.(a)	72,492	5,139,683
Cooper Companies Inc. (The)	22,511	7,232,559
Danaher Corp.	105,645	16,214,395
DexCom Inc.(a)(b)	292,648	64,013,824
Edwards Lifesciences Corp.(b)	669,242	156,127,466
Envista Holdings Corp.(b)	293,916	8,711,670
Hill-Rom Holdings Inc.(a)	114,291	12,975,457
Hologic Inc.(b)	681,919	35,602,991
ICU Medical Inc.(a)(b)	18,683	3,495,963
IDEXX Laboratories Inc.(a)(b)	274,250	71,614,903
Insulet Corp.(a)(b)	189,055	32,366,216
Intuitive Surgical Inc.(b)	369,607	218,493,178
Masimo Corp.(b)	149,786	23,675,175
Penumbra Inc.(a)(b)	103,273	16,964,656
ResMed Inc.	458,487	71,051,730
Steris PLC	18,595	2,834,250
Stryker Corp.	1,106,743	232,349,625
Teleflex Inc.(a)	149,341	56,217,926
Varian Medical Systems Inc.(a)(b)	290,288	41,223,799
West Pharmaceutical Services Inc.(a)	176,219	26,491,002

		1,689,997,735

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	492,663	41,886,208
Anthem Inc.	238,649	72,079,158
Centene Corp.(a)(b)	1,105,161	69,481,472
Chemed Corp.(a)	49,387	21,693,734
Cigna Corp.(b)	361,245	73,870,990
Encompass Health Corp.	164,677	11,407,176
Guardant Health Inc.(a)(b)	123,373	9,640,366
HCA Healthcare Inc.	520,577	76,946,486
Henry Schein Inc.(a)(b)	52,909	3,530,089
Humana Inc.	182,758	66,984,462
Laboratory Corp. of America Holdings(a)(b)	15,977	2,702,829
McKesson Corp.	63,691	8,809,739
Molina Healthcare Inc.(a)(b)	154,467	20,959,627
UnitedHealth Group Inc.	3,052,081	897,250,773
WellCare Health Plans Inc.(b)	147,054	48,558,701

		1,425,801,810

Health Care Technology — 0.3%
Cerner Corp.	1,005,601	73,801,057
Change Healthcare Inc.(a)(b)	47,002	770,363
Veeva Systems Inc., Class A(a)(b)	421,422	59,277,219

		133,848,639

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill Inc.(b)	82,632	69,172,073
Choice Hotels International Inc.	50,707	5,244,625

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	398,959	$43,490,520
Domino’s Pizza Inc.	132,925	39,050,706
Dunkin’ Brands Group Inc.	244,305	18,454,800
Hilton Grand Vacations Inc.(a)(b)	24,010	825,704
Hilton Worldwide Holdings Inc.(a)	896,971	99,483,054
Las Vegas Sands Corp.	520,924	35,964,593
Marriott International Inc./MD, Class A	884,542	133,946,195
McDonald’s Corp.	390,998	77,265,115
MGM Resorts International	121,367	4,037,880
Norwegian Cruise Line Holdings Ltd.(b)	138,146	8,069,108
Planet Fitness Inc., Class A(a)(b)	263,206	19,656,224
Six Flags Entertainment Corp.	32,291	1,456,647
Starbucks Corp.	3,811,391	335,097,497
Vail Resorts Inc.	114,206	27,390,025
Wendy’s Co. (The)	613,938	13,635,563
Wyndham Hotels & Resorts Inc.	82,680	5,193,131
Wynn Resorts Ltd.	258,370	35,879,842
Yum China Holdings Inc.	947,567	45,492,692
Yum! Brands Inc.	866,554	87,287,984

		1,106,093,978

Household Durables — 0.1%
Lennar Corp., Class A(a)	361,706	20,179,578
Lennar Corp., Class B	28,047	1,253,701
NVR Inc.(b)	10,543	40,152,067
Tempur Sealy International Inc.(b)	140,574	12,238,372

		73,823,718

Household Products — 0.3%
Church & Dwight Co. Inc.	796,376	56,017,088
Clorox Co. (The)	332,485	51,049,747
Procter & Gamble Co. (The)	464,511	58,017,424

		165,084,259

Industrial Conglomerates — 1.0%
3M Co.	1,381,232	243,676,949
Carlisle Companies Inc.	154,886	25,066,750
Honeywell International Inc.	1,132,377	200,430,729
Roper Technologies Inc.	51,911	18,388,434

		487,562,862

Insurance — 0.9%
Alleghany Corp.(b)	4,683	3,744,386
Aon PLC	754,686	157,193,547
Arch Capital Group Ltd.(a)(b)	177,563	7,615,677
Arthur J Gallagher & Co.	129,350	12,318,001
Athene Holding Ltd., Class A(b)	176,117	8,282,783
Axis Capital Holdings Ltd.	22,491	1,336,865
Brown & Brown Inc.(a)	43,773	1,728,158
Erie Indemnity Co., Class A, NVS	54,566	9,057,956
Everest Re Group Ltd.	40,630	11,248,009
Kemper Corp.	42,300	3,278,250
Markel Corp.(b)	3,958	4,524,667
Marsh & McLennan Companies Inc.	1,435,561	159,935,851
Primerica Inc.	92,820	12,118,579
Progressive Corp. (The)	618,816	44,796,090
RenaissanceRe Holdings Ltd.	55,719	10,922,038
Travelers Companies Inc. (The)	134,695	18,446,480

		466,547,337

Interactive Media & Services — 8.7%
Alphabet Inc., Class A(a)(b)	966,951	1,295,124,500
Alphabet Inc., Class C, NVS(b)	968,293	1,294,627,107
Facebook Inc., Class A(b)	7,718,073	1,584,134,483

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
IAC/InterActiveCorp.(b)	140,735	$35,058,496
Match Group Inc.(a)(b)	168,744	13,855,570
TripAdvisor Inc.	318,220	9,667,523
Twitter Inc.(b)	2,448,374	78,470,387

		4,310,938,066

Internet & Direct Marketing Retail — 5.9%
Amazon.com Inc.(b)	1,335,757	2,468,265,215
Booking Holdings Inc.(a)(b)	134,791	276,824,320
eBay Inc.	2,480,941	89,586,780
Etsy Inc.(a)(b)	371,290	16,448,147
Expedia Group Inc.	389,708	42,143,023
Grubhub Inc.(a)(b)	286,680	13,944,115
Wayfair Inc., Class A(a)(b)	205,162	18,540,490

		2,925,752,090

IT Services — 9.2%
Accenture PLC, Class A	2,057,718	433,293,679
Akamai Technologies Inc.(b)	463,962	40,077,038
Alliance Data Systems Corp.	9,393	1,053,895
Automatic Data Processing Inc.	1,404,058	239,391,889
Black Knight Inc.(a)(b)	468,426	30,204,108
Booz Allen Hamilton Holding Corp.	444,243	31,599,005
Broadridge Financial Solutions Inc.	368,676	45,546,233
Cognizant Technology Solutions Corp., Class A	145,195	9,004,994
CoreLogic Inc.(b)	23,964	1,047,466
EPAM Systems Inc.(a)(b)	168,658	35,782,481
Euronet Worldwide Inc.(b)	158,949	25,044,004
Fidelity National Information Services Inc.	1,204,111	167,479,799
Fiserv Inc.(a)(b)	1,819,469	210,385,200
FleetCor Technologies Inc.(a)(b)	274,955	79,110,053
Gartner Inc.(b)	283,393	43,670,861
Genpact Ltd.	612,670	25,836,294
Global Payments Inc.	961,108	175,459,876
GoDaddy Inc., Class A(a)(b)	548,743	37,270,625
International Business Machines Corp.	1,731,873	232,140,257
Jack Henry & Associates Inc.	220,310	32,092,558
Mastercard Inc., Class A	2,862,979	854,856,900
MongoDB Inc.(a)(b)	137,754	18,129,804
Okta Inc.(a)(b)	336,355	38,805,276
Paychex Inc.	1,035,992	88,121,480
PayPal Holdings Inc.(a)(b)	3,793,020	410,290,973
Sabre Corp.	153,314	3,440,366
Square Inc., Class A(a)(b)	1,106,121	69,198,930
Switch Inc., Class A(a)	217,411	3,222,031
Twilio Inc., Class A(a)(b)	393,668	38,689,691
VeriSign Inc.(a)(b)	229,058	44,134,895
Visa Inc., Class A	5,533,001	1,039,650,888
Western Union Co. (The)	279,402	7,482,386
WEX Inc.(a)(b)	136,836	28,661,669

		4,540,175,604

Leisure Products — 0.1%
Hasbro Inc.	405,187	42,791,799
Mattel Inc.(a)(b)	791,777	10,728,578
Polaris Inc.	169,368	17,224,726

		70,745,103

Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.(a)(b)	49,782	1,489,477
Agilent Technologies Inc.	95,519	8,148,726
Avantor Inc.(a)(b)	711,791	12,919,007
Bio-Techne Corp.(a)	121,815	26,739,611

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.	337,243	$17,189,276
Charles River Laboratories International Inc.(a)(b)	156,730	23,942,075
Illumina Inc.(a)(b)	473,164	156,967,425
IQVIA Holdings Inc.(a)(b)	242,711	37,501,277
Mettler-Toledo International Inc.(a)(b)	77,227	61,262,635
PerkinElmer Inc.	82,311	7,992,398
PRA Health Sciences Inc.(a)(b)	202,889	22,551,112
Thermo Fisher Scientific Inc.	876,421	284,722,890
Waters Corp.(a)(b)	205,230	47,951,989

		709,377,898

Machinery — 1.3%
Allison Transmission Holdings Inc.	344,143	16,628,990
Caterpillar Inc.	133,372	19,696,377
Deere & Co.	108,931	18,873,385
Donaldson Co. Inc.	406,534	23,424,489
Dover Corp.	206,784	23,833,924
Flowserve Corp.	100,211	4,987,501
Fortive Corp.	216,933	16,571,512
Graco Inc.	535,177	27,829,204
IDEX Corp.	123,060	21,166,320
Illinois Tool Works Inc.	1,032,549	185,476,777
Ingersoll-Rand PLC	733,006	97,431,158
Lincoln Electric Holdings Inc.	174,129	16,843,498
Middleby Corp. (The)(a)(b)	180,829	19,804,392
Nordson Corp.	169,191	27,551,062
Toro Co. (The)	343,624	27,376,524
WABCO Holdings Inc.(b)	139,962	18,964,851
Westinghouse Air Brake Technologies Corp.	165,979	12,913,166
Woodward Inc.(a)	147,481	17,467,650
Xylem Inc./NY	580,641	45,748,704

		642,589,484

Media — 1.3%
Altice USA Inc., Class A(b)	966,621	26,427,418
AMC Networks Inc., Class A(a)(b)	135,496	5,352,091
Cable One Inc.(a)	14,259	21,224,094
Charter Communications Inc., Class A(a)(b)	290,992	141,154,399
Comcast Corp., Class A	6,833,234	307,290,533
Fox Corp., Class A, NVS	108,047	4,005,302
Fox Corp., Class B(b)	50,143	1,825,205
Interpublic Group of Companies Inc. (The)	133,909	3,093,298
New York Times Co. (The), Class A	97,610	3,140,114
Nexstar Media Group Inc., Class A	114,188	13,388,543
Omnicom Group Inc.	374,036	30,304,397
Sinclair Broadcast Group Inc., Class A	174,289	5,810,795
Sirius XM Holdings Inc.(a)	4,452,591	31,836,026
ViacomCBS Inc., Class A	11,158	500,660
ViacomCBS Inc., Class B, NVS	967,839	40,620,203

		635,973,078

Metals & Mining — 0.0%
Royal Gold Inc.	69,805	8,533,661
Southern Copper Corp.	201,375	8,554,410

		17,088,071

Multiline Retail — 0.4%
Dollar General Corp.	785,741	122,559,881
Dollar Tree Inc.(a)(b)	411,963	38,745,120
Nordstrom Inc.	357,484	14,631,820
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	174,946	11,425,724
Target Corp.	88,628	11,362,996

		198,725,541

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	799,578	$13,920,653
Cheniere Energy Inc.(a)(b)	425,970	26,013,988
Diamondback Energy Inc.	102,618	9,529,108
Equitrans Midstream Corp.	64,394	860,304
ONEOK Inc.	417,776	31,613,110
Parsley Energy Inc., Class A(a)	511,554	9,673,486
Pioneer Natural Resources Co.	225,190	34,087,010

		125,697,659

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	702,762	145,148,463
Herbalife Nutrition Ltd.(a)(b)	39,074	1,862,658

		147,011,121

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	4,430,585	284,399,251
Eli Lilly & Co.	2,745,789	360,879,048
Horizon Therapeutics PLC(a)(b)	67,694	2,450,523
Jazz Pharmaceuticals PLC(a)(b)	159,891	23,868,528
Johnson & Johnson	1,294,465	188,823,610
Merck & Co. Inc.	7,797,206	709,155,886
Nektar Therapeutics(a)(b)	101,925	2,200,051
Zoetis Inc.	1,544,905	204,468,177

		1,776,245,074

Professional Services — 0.7%
CoStar Group Inc.(a)(b)	116,205	69,525,452
Equifax Inc.	330,424	46,299,011
IHS Markit Ltd.(b)	805,509	60,695,103
Nielsen Holdings PLC	164,518	3,339,715
Robert Half International Inc.	361,387	22,821,589
TransUnion(a)	605,846	51,866,476
Verisk Analytics Inc.	514,778	76,876,947

		331,424,293

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	401,820	24,627,548
Howard Hughes Corp. (The)(a)(b)	43,152	5,471,673
Jones Lang LaSalle Inc.(a)	18,434	3,209,175

		33,308,396

Road & Rail — 1.1%
CSX Corp.	864,562	62,559,706
JB Hunt Transport Services Inc.	87,759	10,248,496
Landstar System Inc.	118,620	13,507,260
Lyft Inc., Class A(b)	62,818	2,702,430
Norfolk Southern Corp.	111,070	21,562,019
Old Dominion Freight Line Inc.(a)	90,640	17,201,659
Uber Technologies Inc.(a)(b)	325,092	9,668,236
Union Pacific Corp.	2,241,833	405,300,988

		542,750,794

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.(a)(b)	3,324,536	152,463,221
Analog Devices Inc.	163,570	19,438,659
Applied Materials Inc.	1,593,075	97,241,298
Broadcom Inc.	1,246,963	394,065,247
Cree Inc.(a)(b)	35,087	1,619,265
Entegris Inc.(a)	438,446	21,961,760
KLA Corp.	514,111	91,599,157
Lam Research Corp.	408,956	119,578,735
Maxim Integrated Products Inc.	333,017	20,483,876
Microchip Technology Inc.	214,388	22,450,711
Monolithic Power Systems Inc.	135,826	24,179,745

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,883,731	$443,241,904
QUALCOMM Inc.	3,686,771	325,283,805
Skyworks Solutions Inc.	23,473	2,837,416
Teradyne Inc.(a)	536,019	36,551,136
Texas Instruments Inc.	3,026,669	388,291,366
Universal Display Corp.(a)	139,158	28,676,289
Xilinx Inc.	823,382	80,502,058

		2,270,465,648

Software — 14.0%
2U Inc.(a)(b)	45,171	1,083,652
Adobe Inc.(b)	1,572,221	518,534,208
Alteryx Inc., Class A(a)(b)	150,615	15,072,043
Anaplan Inc.(b)	277,845	14,559,078
ANSYS Inc.(a)(b)	270,061	69,516,402
Aspen Technology Inc.(b)	218,802	26,459,726
Atlassian Corp. PLC, Class A(a)(b)	377,058	45,375,160
Autodesk Inc.(a)(b)	548,876	100,696,791
Avalara Inc.(b)	154,229	11,297,274
Cadence Design Systems Inc.(a)(b)	899,332	62,377,668
CDK Global Inc.	396,888	21,701,836
Ceridian HCM Holding Inc.(a)(b)	244,926	16,625,577
Citrix Systems Inc.	353,835	39,240,301
Coupa Software Inc.(a)(b)	200,886	29,379,577
DocuSign Inc.(a)(b)	497,832	36,894,330
Dropbox Inc., Class A(a)(b)	700,420	12,544,522
Dynatrace Inc.(b)	148,047	3,745,589
Elastic NV(a)(b)	148,825	9,569,448
Fair Isaac Corp.(b)	92,286	34,577,718
FireEye Inc.(a)(b)	668,581	11,051,644
Fortinet Inc.(b)	463,062	49,436,499
Guidewire Software Inc.(a)(b)	266,744	29,280,489
HubSpot Inc.(a)(b)	132,115	20,940,227
Intuit Inc.	803,068	210,347,601
Manhattan Associates Inc.(a)(b)	210,518	16,788,810
Medallia Inc.(a)(b)	55,787	1,735,534
Microsoft Corp.	24,428,972	3,852,448,884
New Relic Inc.(a)(b)	164,032	10,778,543
Nutanix Inc., Class A(a)(b)	539,831	16,875,117
Oracle Corp.	6,628,902	351,199,228
Pagerduty Inc.(a)(b)	129,026	3,017,918
Palo Alto Networks Inc.(a)(b)	304,962	70,522,462
Paycom Software Inc.(a)(b)	159,788	42,305,471
Paylocity Holding Corp.(a)(b)	109,779	13,263,499
Pegasystems Inc.	122,218	9,734,664
Pluralsight Inc., Class A(a)(b)	226,073	3,890,716
Proofpoint Inc.(a)(b)	179,428	20,594,746
PTC Inc.(b)	337,737	25,293,124
RealPage Inc.(a)(b)	263,713	14,174,574
RingCentral Inc., Class A(a)(b)	238,967	40,306,564
salesforce.com Inc.(b)	2,680,320	435,927,245
ServiceNow Inc.(a)(b)	600,862	169,635,360
Smartsheet Inc., Class A(a)(b)	291,216	13,081,423
SolarWinds Corp.(b)	41,531	770,400
Splunk Inc.(a)(b)	496,209	74,317,222
SS&C Technologies Holdings Inc.	649,675	39,890,045
Synopsys Inc.(a)(b)	481,618	67,041,226
Teradata Corp.(a)(b)	345,529	9,249,811
Trade Desk Inc. (The), Class A(a)(b)	125,739	32,664,477
Tyler Technologies Inc.(a)(b)	123,059	36,920,161
VMware Inc., Class A(b)	249,735	37,907,276

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)(b)	523,269	$86,051,587
Zendesk Inc.(a)(b)	356,949	27,353,002
Zscaler Inc.(a)(b)	194,051	9,023,372

		6,923,069,821

Specialty Retail — 3.1%
Advance Auto Parts Inc.(a)	49,296	7,895,247
AutoZone Inc.(b)	76,391	91,005,362
Best Buy Co. Inc.	144,364	12,675,159
Burlington Stores Inc.(a)(b)	208,688	47,587,125
CarMax Inc.(a)(b)	245,502	21,523,160
Carvana Co.(a)(b)	148,297	13,650,739
Five Below Inc.(a)(b)	173,813	22,223,730
Floor & Decor Holdings Inc., Class A(a)(b)	211,535	10,748,093
Home Depot Inc. (The)	2,028,349	442,950,855
L Brands Inc.	137,071	2,483,727
Lowe’s Companies Inc.	2,493,302	298,597,848
O’Reilly Automotive Inc.(b)	240,025	105,193,357
Ross Stores Inc.(a)	1,141,225	132,861,414
TJX Companies Inc. (The)	3,917,793	239,220,441
Tractor Supply Co.	387,375	36,196,320
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	182,846	46,285,636
Williams-Sonoma Inc.	45,720	3,357,677

		1,534,455,890

Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc.	14,357,717	4,216,143,597
Dell Technologies Inc., Class C(b)	361,900	18,598,041
HP Inc.	223,031	4,583,287
NCR Corp.(a)(b)	410,558	14,435,219
NetApp Inc.	775,007	48,244,186
Pure Storage Inc., Class A(a)(b)	758,357	12,975,488

		4,314,979,818

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(b)	200,012	7,630,458
Carter’s Inc.	58,620	6,409,511
Columbia Sportswear Co.	61,809	6,192,644
Hanesbrands Inc.	921,426	13,683,176
Lululemon Athletica Inc.(a)(b)	380,636	88,181,942
NIKE Inc., Class B	3,982,106	403,427,159
Skechers U.S.A. Inc., Class A(b)	152,389	6,581,681
Under Armour Inc., Class A(a)(b)	416,161	8,989,077
Under Armour Inc., Class C, NVS(a)(b)	430,661	8,260,078

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	992,487	$98,911,254

		648,266,980

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	24,714	7,499,216

Tobacco — 0.3%
Altria Group Inc.	2,945,529	147,011,352

Trading Companies & Distributors — 0.3%
Air Lease Corp.	24,038	1,142,286
Fastenal Co.	1,673,076	61,820,158
United Rentals Inc.(a)(b)	170,656	28,460,301
WW Grainger Inc.	138,956	47,039,385

		138,462,130

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	530,608	41,610,279

Total Common Stocks — 99.8% (Cost: $32,071,349,559)		49,367,627,789

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	1,340,516,887	1,341,053,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	62,299,227	62,299,227

		1,403,352,321

Total Short-Term Investments — 2.9% (Cost: $1,403,100,143)		1,403,352,321

Total Investments in Securities — 102.7% (Cost: $33,474,449,702)		50,770,980,110

Other Assets, Less Liabilities — (2.7)%		(1,315,320,470)

Net Assets — 100.0%		$49,455,659,640

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	820,577,806	519,939,081	1,340,516,887	$1,341,053,094	$2,758,590	(a)	$(63,369)	$1,958
BlackRock Cash Funds: Treasury, SL Agency Shares	66,964,943	(4,665,716)	62,299,227	62,299,227	1,105,029		—	—

				$1,403,352,321	$3,863,619		$(63,369)	$1,958

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	487	03/20/20	$78,677	$1,830,396

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,367,627,789	$—	$—	$49,367,627,789
Money Market Funds	1,403,352,321	—	—	1,403,352,321

	$50,770,980,110	$—	$—	$50,770,980,110

Derivative financial instruments(a)
Assets
Futures Contracts	$1,830,396	$—	$—	$1,830,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares